GOODWILL - Determination of recoverable amounts in the impairment tests performed in significant CGU groups (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Teledistribution Amos inc.
Goodwill
Cash consideration	$ 32.9
Cash acquired	$ 0.1
Telecommunications
Goodwill
Percentage of pre-tax discount rate (WACC)	8.50%	9.00%
Perpetual growth rate	2.00%	2.50%